Summary of Significant Accounting Policies - Narrative (Q1) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 State Class_business	Dec. 31, 2022 State Class_business
Accounting Policies [Abstract]
Non Controlling Interest	50.00%
Number of types of business | Class_business	3	3
Number of states in which entity operates | State	50	50